Summary of Principal Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Summary of Principal Accounting Policies [Abstract]
Summary of estimated useful lives of plant and equipment
Computers	3 years
Office equipment	3 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of estimated useful life or term of lease

Computers	3 years
Office equipment	3 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of estimated useful lives or term of lease

Summary of exchange rates
Balance sheet items, except for equity accounts	June 30, 2016	September 30, 2015
RMB:USD	6.6443	6.3568
HKD:USD	7.7589	7.7501
MYR:USD	4.0046	4.4124

	Nine Months Ended June 30,
	2016	2015
RMB:USD	6.4875	6.1067
HKD:USD	7.7618	7.7520
MYR:USD	4.1613	3.6581